Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Partnership Revenue
The following tables contain the Partnership’s revenue for the years ended December 31, 2019, 2018 and 2017, by contract type and by segment:

Year ended December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
FPSO contracts	421,363	—	—	—	—	—	—	421,363
CoAs	—	188,277	—	—	—	—	—	188,277
Time charters	—	293,095	121,762	—	—	—	—	414,857
Bareboat charters	—	34,611	15,178	—	—	—	—	49,789
Voyage charters	—	24,315	—	—	74,726	7,972	—	107,013
Management fees and other	71,295	9,289	3,177	2,940	—	—	—	86,701
	492,658	549,587	140,117	2,940	74,726	7,972	—	1,268,000

Year ended December 31, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(1)	Total
FPSO contracts	481,700	—	—	—	—	—	—	481,700
CoAs	—	198,448	—	—	—	—	—	198,448
Time charters	—	294,112	116,125	—	—	—	—	410,237
Bareboat charters	—	44,759	17,383	—	—	—	—	62,142
Voyage charters	—	28,027	—	—	53,327	21,325	(920)	101,759
Management fees and other(2)	51,486	71,067	3,049	36,536	—	—	—	162,138
	533,186	636,413	136,557	36,536	53,327	21,325	(920)	1,416,424

Year ended December 31, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(1)	Total
FPSO contracts	458,388	—	—	—	—	—	—	458,388
CoAs	—	170,703	—	—	—	—	—	170,703
Time charters	—	284,281	47,605	4,236	—	9,132	—	345,254
Bareboat charters	—	69,568	19,296	—	—	—	—	88,864
Voyage charters	—	12,300	—	—	38,771	4,890	(8,886)	47,075
	458,388	536,852	66,901	4,236	38,771	14,022	(8,886)	1,110,284

(1)	Includes revenues earned between segments of the Partnership, during the years ended December 31, 2018 and December 31, 2017.

(2)
Includes revenues of $55.0 million and $36.5 million in the shuttle tanker and UMS segments, respectively, related to a settlement agreement with Petrobras in relation to the previously-terminated charter contracts of the HiLoad DP unit and Arendal Spirit UMS. As part of the settlement agreement, Petrobras has agreed to pay a total amount of $96.0 million to the Partnership, which includes $55.0 million that was paid November 2018, and amounts of $22.0 million payable in late-2020 and $19.0 million payable in late-2021, which are available to be reduced by 40% of the revenues paid prior to the end of 2021 by Petrobras under any new contracts entered into subsequent to October 25, 2018 relating specifically to the Arendal Spirit UMS and the Ostras and Piranema Spirit FPSO units.

The following table contains the Partnership’s revenue by lease and non-lease contracts for the years ended December 31, 2019, 2018 and 2017:

	Year ended December 31,
	2019	2018	2017
	$	$	$
Lease revenue
Lease revenue from lease payments of direct financing and sales type leases	858	1,720	2,396
Lease revenue from lease payments of operating leases	1,079,356	1,175,073	1,028,123
Variable lease payments - cost reimbursements(1)	11,314	19,316	33,159
Variable lease payments(2)	15,045	303	2,022
	1,106,573	1,196,412	1,065,700
Non-lease revenue
Non-lease revenue - related to sales type or direct financing leases	—	4,547	5,813
Voyage charters - towage	74,726	53,327	38,771
Management fees and other	86,701	162,138	—
	161,427	220,012	44,584
	1,268,000	1,416,424	1,110,284

(1)	Reimbursements for vessel operating expenditures received from the Partnership’s customers relating to such costs incurred by the Partnership to operate the vessel for the customer.

(2)	Compensation from production tariffs, which are based on the volume of oil produced, the price of oil, as well as other monthly or annual operational performance measures.

Schedule of Contract Assets and Contract Liabilities
The following table presents the contract assets and contract liabilities on the Partnership’s consolidated balance sheets associated with these long-term charter arrangements from contracts with customers:

	December 31, 2019	December 31, 2018
	$	$
Contract Assets
Current	3,816	7,926
Non-Current	74,830	62,295
	78,646	70,221

Contract Liabilities
Current	53,728	55,750
Non-Current	84,077	145,852
	137,805	201,602

Schedule of Balances of Assets Recognized from the Costs to Fulfill Contract with Customer
The balances of assets recognized from the costs to fulfill a contract with a customer classified as other assets, split between current and non-current portions, on the Partnership's balance sheet, by main category, excluding balances in the Partnership’s equity accounted joint ventures, are as follows:

	Year ended December 31,
	2019	2018	2017
	$	$	$
Pre-operational costs	12,836	24,031	4,522
Offshore asset mobilization costs	35,632	51,302	57,818
Vessel repositioning costs	13,379	15,188	—
	61,847	90,521	62,340